Gains or losses on non financial assets, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains (losses) on disposals of non-current assets [abstract]
Tangible and intangible assets	€ 65	€ 48	€ 53
Investments	17	360	285
Gains	82	408	338
Tangible and intangible assets	(41)	(36)	(26)
Investments	(41)	(4)	0
Losses	(82)	(40)	(26)
Gains (losses) on disposal of assets not classified as non-current assets held for sale, total	€ 0	€ 368	€ 312